Asset Under Development (Tables)	6 Months Ended
Jun. 30, 2024
Extractive Industries [Abstract]
Schedule for assets under development

(in thousands of $)	June 30, 2024	December 31, 2023
Opening asset under development balance	1,562,828	1,152,032
Additions	85,363	338,327
Interest costs capitalized	44,663	72,469
Closing asset under development balance	1,692,854	1,562,828

Schedule of fiscal year maturity	As of June 30, 2024, the estimated timing of the outstanding payments is as follows:

(in thousands of $)
Period ending December 31,
2024 (1)	175,937
2025	53,565
Total	229,502
(1) For the six months ending December 31, 2024.